Drilling units	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Drilling units	Drilling units
The below table shows the gross value and net book value of our drilling units at December 31, 2020 and December 31, 2019.

(In $ millions)	Cost	Accumulated depreciation	Net Book Value
Opening balance as at January 1, 2019	6,714.0	(1,708.4)	5,005.6
Additions	111.1	—	111.1
Depreciation	—	(275.9)	(275.9)
Closing balance as at December 31, 2019	6,825.1	(1,984.3)	4,840.8
Additions	28.7	—	28.7
Impairment	(4,210.4)	—	(4,210.4)
Depreciation	—	(230.8)	(230.8)
Closing balance as at December 31, 2020	2,643.4	(2,215.1)	428.3
Depreciation related to our drilling units was $230.8 million, $275.9 million and $280.3 million for the years ended December 31, 2020, 2019 and 2018 respectively.
Each of our drilling units has been pledged as collateral under our debt agreements. Please refer to Note 16 – "Debt" for further details.
We recognized an impairment expense of $4,210.4 million which was classified within "impairment of long-lived assets" on our Consolidated Statement of Operations for the year ended December 31, 2020. Please refer to Note 10 - "Impairment of long-lived assets" for further details.